Credit Risk - Management adjustments to models for impairment (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 1,871	£ 1,388
Proportion of total impairment allowances	25.90%	14.80%
Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, Before adjustments	£ 5,359	£ 8,011
Allowance account for credit losses of financial assets	7,230	9,399
Total loans and advances at amortised cost | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	2,090	2,067
Total loans and advances at amortised cost | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(219)	(679)
Total loans and advances at amortised cost | Modelled ECL
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, Before adjustments	4,300	6,800
Allowance account for credit losses of financial assets	400
Total loans and advances at amortised cost | ECL from individually assessed impairments on stage 3 loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, Before adjustments	800	900
Total loans and advances at amortised cost | ECL from non-modelled and other management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, Before adjustments	300	300
Allowance account for credit losses of financial assets	(200)	(300)
Home loans
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 83	£ 131
Proportion of total impairment allowances	17.50%	24.30%
Allowance account for credit losses of financial assets, Before adjustments	£ 390	£ 407
Allowance account for credit losses of financial assets	473	538
Home loans | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	41	21
Home loans | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	42	110
Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 1,145	£ 1,234
Proportion of total impairment allowances	24.50%	20.30%
Allowance account for credit losses of financial assets, Before adjustments	£ 3,534	£ 4,849
Allowance account for credit losses of financial assets	4,679	6,083
Credit cards, unsecured loans and other retail lending | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,398	1,625
Credit cards, unsecured loans and other retail lending | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(253)	(391)
Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 643	£ 23
Proportion of total impairment allowances	30.90%	0.80%
Allowance account for credit losses of financial assets, Before adjustments	£ 1,435	£ 2,755
Allowance account for credit losses of financial assets	2,078	2,778
Wholesale loans | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	651	421
Wholesale loans | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ (8)	£ (398)